Schedule of Disaggregation of Revenue (Details) - USD ($)	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Disaggregation of Revenue [Line Items]
Total	$ 119,018	$ 1,493,709
Online VIP Membership Revenue [Member]
Disaggregation of Revenue [Line Items]
Total	106,869	1,135,548
Online Svip Membership Revenue [Member]
Disaggregation of Revenue [Line Items]
Total	2,847	342,925
Technical Service Revenue [Member]
Disaggregation of Revenue [Line Items]
Total	$ 9,302	$ 15,236